Cover	Jan. 04, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2023
Entity File Number	001-40743
Entity Registrant Name	CENAQ ENERGY CORP.
Entity Central Index Key	0001841425
Entity Tax Identification Number	85-1863331
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4550 Post Oak Place Dr.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	(713)
Local Phone Number	820-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock and three-quarters of one warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and three-quarters of one warrant
Trading Symbol	CENQU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CENQ
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CENQW
Security Exchange Name	NASDAQ